Debt securities	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [abstract]
Debt securities	4 Debt securities
ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Exposure to debt securities
in EUR million	30 June 2026	31 December 2025
Debt securities at fair value through other comprehensive income	56,765	50,817
Debt securities at amortised cost	67,985	53,867
Debt securities at fair value through other comprehensive income and amortised cost	124,750	104,684

Trading assets	9,929	8,120
Debt securities designated and measured at fair value through profit or loss	2,535	2,330
Debt securities mandatorily measured at fair value through profit or loss	1,019	769
Total debt securities at fair value through profit or loss	13,484	11,219
	138,233	115,903
ING Group’s total exposure to debt securities (excluding debt securities held in the trading portfolio) of EUR
128,304 million (31 December 2025: EUR 107,783 million) is specified as follows:

Debt securities by type of exposure
	Debt Securities at FVPL [1]		Debt Securities at FVOCI		Debt Securities at AC		Total
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Government bonds	259	288	33,980	32,578	33,272	25,297	67,512	58,163
Central bank bonds	416	376			4,998	2,541	5,415	2,917
Sub-sovereign, Supranationals and Agencies	391	413	18,428	13,788	20,581	16,744	39,400	30,945
Covered bonds			3,628	3,750	5,416	5,362	9,045	9,111
Corporate bonds	91	89	79	109	81	50	250	248
Financial institutions' bonds	1,392	1,176	103	28	159	96	1,654	1,300
ABS portfolio	1,006	757	564	578	3,491	3,790	5,061	5,125
	3,554	3,099	56,782	50,832	68,000	53,879	128,336	107,809
Loan loss provisions			-17	-15	-15	-11	-32	-26
Debt securities portfolio	3,554	3,099	56,765	50,817	67,985	53,867	128,304	107,783
[1]Debt securities at FVPL includes both debt securities designated - and mandatorily measured at fair value through profit or loss.